Net income per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2015 CNY (¥) ¥ / shares shares	Mar. 31, 2014 CNY (¥) ¥ / shares shares	Mar. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 17,308	¥ 107,292	¥ 131,903	¥ 112,447
Net income for basic and diluted net income per share	$ 16,000	¥ 99,184	¥ 116,853	¥ 106,394
Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	73,003,248	73,003,248	73,003,248	71,527,698
Net income per share attributable to ordinary shares:
Basic | (per share)	$ 0.22	¥ 1.36	¥ 1.60	¥ 1.49
Diluted | (per share)	$ 0.22	¥ 1.36	¥ 1.60	¥ 1.49
Convertible notes
Net income per share
Interest rate	7.00%	7.00%
Numerator:
Earnings allocated to participating convertible notes	$ (1,308)	¥ (8,108)	¥ (15,050)	¥ (6,053)
Net income per share attributable to ordinary shares:
Anti-dilutive ordinary shares	40,521,495	40,521,495	40,521,495	40,521,495